Accrued Liabilities (Details) - Adagio Medical Inc - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Compensation and related expenses	$ 2,467	$ 1,566	$ 1,229
Research and development expenses	757	1,191	846
Other	205	291	82
Total accrued liabilities	$ 3,429	$ 3,048	$ 2,157